INCOME STATEMENT DETAILS (Schedule of Revenues from Services are Recognized Over Time) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Revenues from equipment recognized at a point of time	₪ 8	₪ 10	₪ 17
Revenues from services for operating leases	₪ 78	₪ 73	₪ 57